Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2025	Jan. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Shares, par value	$ 0.0001		$ 0.0001
Preferred Shares, shares authorized	1,000,000		1,000,000
Preferred Shares, shares issued	0		0
Preferred Shares, shares outstanding	0		0
Common Stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000		5,000,000	5,000,000
Common Stock, shares issued			2,300,000	2,300,000
Common Stock, shares outstanding			2,300,000	2,300,000
Common stock, shares subject to possible redemption
Common Stock, par value subject to possible redemption	$ 0.0001
Common Stock, shares subject to possible redemption	8,000,000
Common stock, shares not subject to possible redemption
Common Stock, shares issued	2,295,800		2,295,800
Common Stock, shares outstanding	2,295,800		2,295,800